New accounting standards not yet in effect (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Summary of Accounting Standards

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Standard	Effective as of
IFRS 17– Insurance Contracts 1	January 1, 2023
Amendments IAS 1	January 1, 2023
Amendments IAS 1 and IFRS 2	January 1, 2023
Amendments IAS 8	January 1, 2023
Amendments IAS 12	January 1, 2023